INCOME TAX (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforward	$ 19,446	$ 7,397
Employees compensation	10,215	9,675
Accruals and allowances	9,332	11,355
Research and development credit	26,027	24,689
Research and development, including Section 174 under U.S. Internal Revenue Code	18,299	27,732
Lease liabilities	10,629	9,617
Others	722	652
Deferred tax assets gross	94,670	91,117
Valuation allowance, see Note 17E below	(24,522)	(31,613)
Deferred tax assets	70,148	59,504
Deferred tax liabilities - long-term:
Depreciation and amortization	(62,184)	(64,859)
ROU - assets under operating leases	(2,284)	(1,131)
Others	(1,148)	(801)
Deferred tax liabilities	(65,616)	(66,791)
Presented in long term deferred tax assets	13,354	1,768
Presented in long term deferred tax liabilities	$ (8,822)	$ (9,055)